Related parties - Liabilities to own pension funds (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 735	SFr 336
Bank
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 735	SFr 336